Intangible assets - Summary of changes in intangible assets and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 631,002	€ 695,622
Amortization	96,893	91,930	€ 85,158
Intangible assets and goodwill at end of period	625,379	631,002	695,622
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	409,511	411,390
Intangible assets and goodwill at end of period	475,890	409,511	411,390
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	28,645	31,028
Intangible assets and goodwill at end of period	26,587	28,645	31,028
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,472	198,037
Intangible assets and goodwill at end of period	61,557	132,472	198,037
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,465	1,335
Intangible assets and goodwill at end of period	1,888	1,465	1,335
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	58,909	53,832
Intangible assets and goodwill at end of period	59,457	58,909	53,832
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,234,502	1,208,788	1,181,261
Acquisition of subsidiaries	69,000		7,103
Purchases	19,739	32,181	26,615
Disposals	(2,959)	(773)	(1,003)
Reclassifications		14	467
Exchange differences	6,788	(5,708)	948
Intangible assets and goodwill at end of period	1,327,070	1,234,502	1,208,788
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	411,538	413,499	405,937
Acquisition of subsidiaries	63,776		7,038
Purchases	0	0	169
Disposals	0	0	0
Reclassifications		0	0
Exchange differences	2,551	(1,961)	355
Intangible assets and goodwill at end of period	477,865	411,538	413,499
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45,795	45,941	45,926
Acquisition of subsidiaries	0		0
Purchases	0	0	0
Disposals	0	0	0
Reclassifications		0	0
Exchange differences	179	(146)	14
Intangible assets and goodwill at end of period	45,974	45,795	45,941
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	666,021	660,325	664,849
Acquisition of subsidiaries	0		0
Purchases	1,892	6,059	1,862
Disposals	(634)	0	0
Reclassifications		0	0
Exchange differences	418	(363)	218
Intangible assets and goodwill at end of period	667,697	666,021	660,325
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,240	7,999	7,117
Acquisition of subsidiaries	1		13
Purchases	1,177	1,406	862
Disposals	(895)	(11)	(569)
Reclassifications		17	458
Exchange differences	201	(171)	118
Intangible assets and goodwill at end of period	9,724	9,240	7,999
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	101,908	81,024	57,432
Acquisition of subsidiaries	5,223		52
Purchases	16,670	24,716	23,722
Disposals	(1,430)	(762)	(434)
Reclassifications		(3)	9
Exchange differences	3,439	(3,067)	243
Intangible assets and goodwill at end of period	125,810	101,908	81,024
Accumulated acquisition values | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(6,603)
Accumulated acquisition values | Adjustments due to changes in accounting policies | Goodwill
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated acquisition values | Adjustments due to changes in accounting policies | Trademarks
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			1
Accumulated acquisition values | Adjustments due to changes in accounting policies | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(6,604)
Accumulated acquisition values | Adjustments due to changes in accounting policies | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated acquisition values | Adjustments due to changes in accounting policies | Software
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(598,401)	(509,008)	(426,969)
Disposals	2,067	596	637
Reclassifications			(507)
Exchange differences	(2,529)	1,943	(166)
Amortization	(96,893)	(91,930)	(85,158)
Intangible assets and goodwill at end of period	(695,756)	(598,401)	(509,008)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Disposals	0	0	0
Reclassifications			0
Exchange differences	0	0	0
Amortization	0	0	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(17,150)	(14,913)	(12,676)
Disposals	0	0	0
Reclassifications			0
Exchange differences	0	0	0
Amortization	(2,237)	(2,237)	(2,237)
Intangible assets and goodwill at end of period	(19,387)	(17,150)	(14,913)
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(533,549)	(462,288)	(395,073)
Disposals	256	0	0
Reclassifications			0
Exchange differences	(95)	66	(38)
Amortization	(72,752)	(71,325)	(70,332)
Intangible assets and goodwill at end of period	(606,140)	(533,549)	(462,288)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7,277)	(6,166)	(4,912)
Disposals	864	10	564
Reclassifications			(507)
Exchange differences	(70)	82	(65)
Amortization	(855)	(1,203)	(1,246)
Intangible assets and goodwill at end of period	(7,338)	(7,277)	(6,166)
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(40,425)	(25,641)	(14,308)
Disposals	947	586	73
Reclassifications			0
Exchange differences	(2,364)	1,795	(63)
Amortization	(21,049)	(17,165)	(11,343)
Intangible assets and goodwill at end of period	(62,891)	(40,425)	(25,641)
Accumulated amortization | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		(2)	3,155
Accumulated amortization | Adjustments due to changes in accounting policies | Goodwill
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		0	0
Accumulated amortization | Adjustments due to changes in accounting policies | Trademarks
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		0	0
Accumulated amortization | Adjustments due to changes in accounting policies | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		(2)	3,155
Accumulated amortization | Adjustments due to changes in accounting policies | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		0	0
Accumulated amortization | Adjustments due to changes in accounting policies | Software
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies		0	0
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(5,099)	(4,158)	(3,793)
Exchange differences	38	82	(69)
Impairment	(1,230)	(1,023)	(296)
Disposal	356
Intangible assets and goodwill at end of period	(5,935)	(5,099)	(4,158)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,027)	(2,109)	(2,040)
Exchange differences	52	82	(69)
Impairment	0	0	0
Disposal	0
Intangible assets and goodwill at end of period	(1,975)	(2,027)	(2,109)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Exchange differences	0	0	0
Impairment	0	0	0
Disposal	0
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0
Exchange differences	0	0	0
Impairment	(356)	0	0
Disposal	356
Intangible assets and goodwill at end of period	0	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)	(498)
Exchange differences	0	0	0
Impairment	0	0	0
Disposal	0
Intangible assets and goodwill at end of period	(498)	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,574)	(1,551)	(1,255)
Exchange differences	(14)	0	0
Impairment	(874)	(1,023)	(296)
Disposal	0
Intangible assets and goodwill at end of period	€ (3,462)	€ (2,574)	€ (1,551)